Federal, State and Local Taxes - Components of Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Allowance for credit losses on loans and leases	$ 53,260	$ 40,584
Compensation and related benefit obligations	20,760	19,401
Non-accrual interest	672	624
Net operating loss carryforwards	5,682	19,750
Other	17,240	12,169
Gross deferred tax assets	97,614	92,528
Deferred tax asset after valuation allowance	97,614	92,528
Deferred Tax Liabilities:
Amortizable intangibles	(2,775)	(2,480)
Acquisition accounting and fair value adjustments on securities (including OTTI)	(12,407)	(9,742)
Premises and equipment	(6,385)	(7,578)
Prepaid pension cost	(24,412)	(22,739)
Fair value adjustments on loans	(92,340)	(3,209)
Leases	(370,305)	(237,429)
Other	(8,880)	(10,782)
Gross deferred tax liabilities	(517,504)	(293,959)
Net deferred tax liability	$ (419,890)	$ (201,431)